Long-term debt (Details Textual) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Letter of Credit [Member]	Dec. 31, 2012 Letter of Credit [Member]	Sep. 30, 2011 Subordinated Debt [Member] USD ($)	Sep. 30, 2011 Subordinated Debt [Member] CAD	Dec. 31, 2013 Subordinated Debt [Member] USD ($)	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Notes Payable to Banks [Member] Minimum [Member]	Dec. 31, 2012 Notes Payable to Banks [Member] Minimum [Member]	Dec. 31, 2013 Notes Payable to Banks [Member] Maximum [Member]	Dec. 31, 2012 Notes Payable to Banks [Member] Maximum [Member]	Dec. 31, 2013 Capital Lease Obligations [Member] Minimum [Member]	Dec. 31, 2012 Capital Lease Obligations [Member] Minimum [Member]	Dec. 31, 2013 Capital Lease Obligations [Member] Maximum [Member]	Dec. 31, 2012 Capital Lease Obligations [Member] Maximum [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate										9.00%
Long Term Debt, Redemption Price as Ratio of Principal Amount during Specified Period										1,150
Long Term Debt, Redemption Price as Ratio of Principal Amount after Specified Date										1,000
Financing Costs as Percentage of Principal Amount										3.85%
Payments of Debt Issuance Costs										$ 1,460
Debt Instrument, Description of Variable Rate Basis											6-month Euribor	6-month Euribor
Debt Instrument, Interest Rate at Period End											2.80%	2.80%
Debt Instrument, Periodic Payment, Principal		6,889	5,000
Debt Instrument, Interest Rate During Period						0.75%	0.75%						1.01%	1.01%	8.00%	8.00%	3.07%	3.07%	7.32%	7.32%
Capital Lease Obligations, Initial Lease Term																	3 years		5 years
Line of Credit Facility, Maximum Borrowing Capacity before Increase					30,000
Proceeds from Issuance of Debt	$ 29,080	$ 0		$ 2,450				$ 33,847	36,000
Debt Instrument, Basis Spread on Variable Rate											2.50%	2.50%